Short-Term Loans and Long-Term Debt (Schedule of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Loan from the banks; bearing interest of 0.06% at December 31, 2017 and 0.13% at December 31, 2016	[1]	¥ 490,000	¥ 610,000
Other debt	[2]	9,168	2,538
Long-term Debt and Capital Lease Obligations, Including Current Maturities, Total		499,168	612,538
Less current portion		(5,930)	(1,249)
Long-term debt, excluding current installments (Notes 9 and 19)		493,238	611,289
Long-term Debt and Capital Lease Obligations, Including Current Maturities		¥ 499,168	¥ 612,538

[1]	On January 31, 2017, Canon entered into the unsecured revolving credit facility contracts expiring in December 2021 in order to refinance the bank term loan which was due in 2017. Canon prepaid ¥120,000 million of the loan with cash flows generated during the year. The outstanding loans under the credit facilities are ¥490,000 million at a floating interest of 0.06% and Canon has no unused credit facilities as of December 31, 2017.
[2]	The other debt consisted of term-loans and capital lease obligations as of December 31, 2017 and 2016.